Borrowings - Schedule of Term Loan (Details) - Term Loan $ in Millions, $ in Millions	Mar. 29, 2026 CAD ($)	Mar. 29, 2026 USD ($)	Aug. 21, 2025 CAD ($)	Aug. 21, 2025 USD ($)	Mar. 30, 2025 CAD ($)	Mar. 30, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Term Loan	$ 416.8	$ 300.0			$ 412.4	$ 288.0
Unamortized portion of deferred transaction costs	(5.2)		$ (5.7)	$ (4.1)	(0.4)
OID	(1.0)		$ (1.0)	(0.8)	0.0
Term Loan, net of unamortized deferred transaction costs and OID	$ 410.6			$ 300.0	$ 412.0